Related parties transactions - Additional information (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Apr. 08, 2019	Jun. 30, 2019
Related Party [Abstract]
Contract manufacturing revenues from former parent		$ 47
Purchases of Alcon from former parent		$ 19
Services received, related party transactions	$ 40